UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22942

PMF TEI Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
William K. Enszer	George J. Zornada
PMF TEI Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/20

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

PMF TEI Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	11
Privacy Policy	13

The Endowment PMF Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	15
Schedule of Investments	16
Statement of Operations	23
Statements of Changes in Partners’ Capital	24
Statement of Cash Flows	25
Notes to Financial Statements	26
Supplemental Information	38
Privacy Policy	40

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2020
(Unaudited)

Assets
Investment in the Offshore Fund, at fair value	$129,070,812
Total assets	129,070,812
Liabilities and Partners’ Capital
Servicing Fees payable	129,451
Accounts payable and accrued expenses	179,076
Total liabilities	308,527
Partners’ capital	128,762,285
Total liabilities and partners’ capital	$129,070,812

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2020
(Unaudited)

Net investment loss allocated from the Offshore Fund:
Dividend income (net of foreign tax withholding of $3,740)	$459,890
Interest income	28,795
Expenses	(1,369,104)
Net investment loss allocated from the Offshore Fund	(880,419)
Expenses of the TEI Fund:
Servicing Fees	272,669
Professional fees	59,619
Other expenses	56,234
Total expenses of the TEI Fund	388,522
Net investment loss of the TEI Fund	(1,268,941)
Net realized and unrealized gain (loss) from investments:
Net realized gain (loss) from investments allocated from the Offshore Fund	1,871,580
Change in unrealized appreciation/depreciation from investments allocated from the Offshore Fund	(13,421,975)
Net realized and unrealized gain (loss) from investments	(11,550,395)
Net decrease in partners’ capital resulting from operations	$(12,819,336)

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2019 and
Six Months Ended June 30, 2020 (Unaudited)

Partners’ capital at December 31, 2018	$174,415,981
Withdrawals	(34,638,964)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,568,863)
Net realized gain from investments allocated from the Master Fund	16,967,759
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(7,770,121)
Net increase in partners’ capital resulting from operations	6,628,775
Partners’ capital at December 31, 2019	$146,405,792
Withdrawals	(4,824,171)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(1,268,941)
Net realized gain from investments allocated from the Master Fund	1,871,580
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(13,421,975)
Net decrease in partners’ capital resulting from operations	(12,819,336)
Partners’ capital at June 30, 2020	$128,762,285

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2020
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(12,819,336)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized loss from investments allocated from the Offshore Fund	11,550,395
Net investment loss allocated from the Offshore Fund	880,419
Withdrawals from the Offshore Fund	5,174,669
Change in operating assets and liabilities:
Receivable from the Offshore Fund	6,331,344
Servicing Fees payable	(22,016)
Accounts payable and accrued expenses	60,040
Net cash provided by operating activities	11,155,515
Cash flows from financing activities:
Withdrawals	(11,155,515)
Net cash used in financing activities	(11,155,515)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2020
(Unaudited)

(1)	ORGANIZATION

PMF TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on March 31, 2014, is a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for PMF TEI Offshore Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the TEI Fund may include the Offshore Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements included elsewhere in this report, should be read in conjunction with this report. The Offshore Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on June 30, 2020, was 29.77%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations. The TEI Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies”.

(b)	CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore Fund.

The TEI Fund records investment transactions on a trade-date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by UMB Fund Services, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2020, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the TEI Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the TEI Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not have the right to require the TEI Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2020, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore Fund).

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

In addition, effective April 1, 2019, the Investment Management Fee will not be charged to the Master Fund on any Investment Fund classified as a “Hedge Fund” (as defined in the Master Fund’s Limited Partnership Agreement and disclosed on the Schedule of Investments of the Master Fund included elsewhere in this report), with any such Hedge Fund remaining in the Master Fund’s portfolio being excluded from the calculation.

The TEI Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.40% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive a Servicing Fee.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2020, $272,669 was incurred for Servicing Fees.

PMF TEI FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net investment loss to average partners’ capital (1)	(1.89)%	(1.60)%	(1.77)%	(0.78)%	(0.77)%	(0.21)%
Expenses to average partners’ capital (1)	2.62%	2.41%	2.52%	1.95%	1.83%	1.71%
Portfolio turnover (2)	0.38%	2.00%	1.51%	2.45%	4.08%	8.38%
Internal rate of return since inception (3)	(2.09)%	(1.77)%	(2.77)%	(2.52)%	(2.90)%	(5.14)%
Total return (4)	(8.95)%	4.30%	(4.31)%	3.66%	0.06%	2.61%
Partners’ capital, end of period (000’s)	$128,762	$146,406	$174,416	$222,700	$266,896	$307,900

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore Fund and the Master Fund. These ratios have been annualized for periods less than twelve months.

(2)

The TEI Fund is invested exclusively in the Offshore Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.

(3)

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of June 30, 2020 (the residual value). The IRR reported is for the PMF TEI Fund as a whole, which includes the early liquidity discount that was specifically allocated only to those investors that did not elect the PMF TEI Fund option but instead elected to be fully redeemed for cash pursuant to the March 31, 2014 tender offer. The IRR for investors who remained invested in the PMF TEI Fund is 2.11%. The IRR reported for the Master Fund is 3.15%.

(4)	The total return of the TEI Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

(10)	SUBSEQUENT EVENTS

Management of the TEI Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2020.

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2020
(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000 paid quarterly, a fee of $850 per informal Board meeting, a fee of $425 per telephonic Board meeting, annual fees of $708, $708 and $1,063 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $2,550, $2,550 and $3,400 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2020.

Asset Class(1)	Fair Value	%
Energy	$67,389,197	16.22
Event-Driven	21,316,778	5.13
Private Equity	287,647,895	69.25
Real Estate	37,723,875	9.08
Relative Value	1,326,919	0.32
Total Investments	$415,404,664	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The TEI Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 31, 2020, the TEI Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The TEI Fund’s Form N-PORT’s and Form N-Q’s are available on the SEC’s website at http://www.sec.gov. The TEI Fund’s Form N-PORT’s and Form N-Q’s may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PMF TEI FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2020
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

PMF TEI FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

Privacy Policy of

Salient Private Access Master Fund, L.P., Salient Private Access Registered Fund, L.P., Salient Private Access TEI Fund, L.P., Salient Private Access Institutional Fund, L.P., The Endowment PMF Master Fund, L.P., PMF Fund, L.P. and PMF TEI Fund, L.P. (collectively, the “Funds”)

The Funds recognize how important it is for you to feel confident in the knowledge that your personal financial information is secure. It is our policy to safeguard any personal and financial information that you may entrust to us. The following is a description of the Funds’ policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about you, including, but not limited to, your name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from you, and from personal conversations.

We receive information about your transactions with us, including, but not limited to, your account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Funds’ service providers, including the Funds’ general partner, investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law.

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

If your investment relationship with the Funds involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by them with nonaffiliated third parties.

Regards,

Paul A. Bachtold
Compliance Officer

the

Endowment Fund

The Endowment PMF Master Fund, L.P.

Semi-Annual Report

June 30, 2020
(Unaudited)

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2020
(Unaudited)

Assets
Investments in Investment Funds, at fair value (Cost $317,091,250)	$293,797,257
Investments in affiliated Investment Funds for which ownership exceeds 5% of the Investment Fund’s capital, at fair value (Cost $222,799,043)	119,082,603
Investments in affiliated Investment Funds for which ownership exceeds 25% of the Investment Fund’s capital, at fair value (Cost $58,284,359)	2,524,804
Total investments (Cost $598,174,652)	415,404,664
Cash and cash equivalents	18,904,687
Receivable from affiliate	76
Receivable from investments sold	922,003
Prepaids and other assets	20,087
Total assets	435,251,517
Liabilities and Partners’ Capital
Investment Management Fees payable	18,820
Administration fees payable	80,376
Accounts payable and accrued expenses	417,383
Total liabilities	516,579
Commitments and contingencies (see note 3)
Partners’ capital	434,734,938
Total liabilities and partners’ capital	$435,251,517

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments

June 30, 2020
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.90% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$14,386,923	$4,528,487
Sentient Global Resources Fund IV, L.P. (2)	June, 2011		11,691,258	3,730,704
Private Equity (28.14% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		66,444	263,804
CX Partners Fund Ltd. (2)(3)	April, 2009		16,734,658	6,427,032
Gavea Investment Fund II A, L.P.	May, 2007		—	28,380
Gavea Investment Fund III A, L.P.	September, 2008		—	241,726
J.C. Flowers III L.P. (2)	October, 2009		8,305,564	3,376,444
LC Fund IV, L.P. (2)(3)	May, 2008		8,135,153	969,562
New Horizon Capital III, L.P. (2)	March, 2009		6,563,227	5,345,572
Northstar Equity Partners III (2)	June, 2011		6,974,559	5,039,577
Orchid Asia IV, L.P. (2)	November, 2007		5,246,768	32,968,794
Reservoir Capital Partners (Cayman), L.P.	June, 2009		1,839,152	2,258,329
Tiger Global Private Investment Partners IV, L.P.	March, 2007		1,182,343	138,692
Tiger Global Private Investment Partners V, L.P. (2)	January, 2008		6,414,064	4,659,776
Tiger Global Private Investment Partners VI, L.P.	November, 2010		2,672,187	5,343,567
Trustbridge Partners II, L.P. (2)	December, 2007		5,317,548	5,852,862
Trustbridge Partners III, L.P. (2)(3)	April, 2009		17,572,448	14,785,074
Trustbridge Partners IV, L.P. (2)	September, 2011		11,159,747	34,606,971
Real Estate (0.94% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		4,580,676	573,869
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		3,875,899	3,511,839
Total Cayman Islands			132,718,618	134,651,061

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Guernsey
Private Equity (0.04% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		$3,836,887	$190,098
Total Guernsey			3,836,887	190,098
United Kingdom
Private Equity (0.15% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		7,023,527	638,207
Real Estate (0.22% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		2,486,130	546,463
Patron Capital, L.P. II	February, 2005		743,332	84,292
Patron Capital, L.P. III	July, 2007		3,465,476	328,239
Total United Kingdom			13,718,465	1,597,201
United States
Energy (13.60% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P.	December, 2011		4,864,036	2,661,932
CamCap Resources, L.P. (6)	May, 2008		294,003	103
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,867,562	638,571
EnCap Energy Infrastructure TE Feeder, L.P. (3)	October, 2009		6,762,814	1,408,076
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		11,052,203	11,019,642
Intervale Capital Fund, L.P. (2)	May, 2008		6,173,402	6,929,168
Merit Energy Partners G, L.P.	September, 2009		17,251,785	11,281,693
Midstream & Resources Follow-On Fund, L.P. (3)	March, 2010		3,459,071	2,987,897
NGP Energy Technology Partners II, L.P. (2)	July, 2009		4,667,004	1,803,941
NGP IX Offshore Fund, L.P. (2)	March, 2008		4,664,972	594,061
NGP Midstream & Resources, L.P. (2)	October, 2007		5,585,971	741,791
Quantum Parallel Partners V, LP (3)	October, 2008		27,608,510	18,198,827
TPF II-A, L.P. (3)	October, 2008		7,547,610	864,304

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Event-Driven (4.90% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		$10,898,645	$12,824,353
Credit Distressed Blue Line Fund, L.P. (4)(6)	April, 2010		20,968,888	2,410,875
Fortelus Special Situations Fund Ltd. (3)(6)	May, 2010		710,809	2,498,815
Harbinger Capital Partners Fund I, L.P. (3)(6)	November, 2006		39,076,697	1,263,356
Harbinger Capital Partners Fund II, L.P. (6)	July, 2010		5,026,484	90,335
Harbinger Capital Partners Special Situations Fund, L.P. (6)	December, 2006		5,080,165	69,677
Harbinger Class L Holdings (U.S.), LLC (6)	July, 2010		36,255	249,937
Harbinger Class LS Holdings (U.S.) Trust (6)	May, 2013	3,225	2,190,547	—
Harbinger Class PE Holdings (U.S.) Trust (6)	July, 2010	4	1,320,690	1,771,940
Prospect Harbor Credit Partners LP (6)	February, 2010		46,305	137,490
Private Equity (37.84% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,685,018	970,427
Advent Latin American Private Equity Fund V-F L.P. (2)	May, 2010		7,568,311	4,664,222
BDCM Opportunity Fund II, L.P. (2)	March, 2006		3,931,930	6,002,357
Catterton Growth Partners, L.P.	March, 2008		10,859,722	2,783,449
Chrysalis Ventures III, L.P.	December, 2006		1,458,166	674,898
Crosslink Crossover Fund V, L.P.	May, 2007		1,723,592	556,532
Crosslink Crossover Fund VI, L.P.	March, 2007		—	9,474,136
Dace Ventures I, LP (3)	June, 2007		1,937,601	771,150
Fairhaven Capital Partners, L.P.	March, 2008		8,637,874	4,622,127
Founders Fund III, LP	May, 2010		5,205,445	23,343,051

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (37.84% of Partners’ Capital) (continued)
Founders Fund IV, LP	January, 2012		$2,135,603	$27,591,114
Garrison Opportunity Fund LLC (3)	February, 2010		—	553,537
Garrison Opportunity Fund II A LLC	March, 2011		—	3,246,208
HealthCor Partners Fund, L.P. (2)(3)	August, 2007		1,867,254	4,105,054
Ithan Creek Partners, L.P. (6)	October, 2008		180,568	687,581
MatlinPatterson Global Opportunities Partners III L.P. (2)	July, 2007		7,982,926	1,618,376
Middle East North Africa Opportunities Fund, L.P. (4)(6)	July, 2008	3,969	3,969,272	113,929
Monomoy Capital Partners, L.P.	November, 2006		4,462,243	13,992
Monomoy Capital Partners II, L.P. (2)	May, 2011		6,966,697	6,185,631
Pine Brook Capital Partners, L.P. (2)	January, 2008		9,934,141	869,466
Pinto America Growth Fund, L.P.	July, 2006		—	911,422
Private Equity Investment Fund IV, L.P. (3)	July, 2005		3,549,215	628,715
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	19,650,437
Saints Capital VI, L.P. (3)	April, 2008		9,365,987	2,376,115
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,222,531	684,967
Sanderling Venture Partners VI, L.P. (2)	June, 2005		651,745	716,464
Sterling Capital Partners II, L.P.	August, 2005		1,053,059	112,314
Sterling Group Partners III, L.P.	April, 2010		5,073,783	4,012,948
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	677,799
TAEF Fund, LLC (6)	August, 2008		2,574,444	3,486,438
Tenaya Capital V, LP	November, 2007		1,558,907	1,652,550
Tenaya Capital VI, LP	July, 2012		7,964,012	7,160,889
The Column Group, LP	September, 2007		3,116,231	12,320,500

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (37.84% of Partners’ Capital) (continued)
The Raptor Private Holdings L.P. (6)	January, 2009	1,025	$698,804	$180,604
Trivest Fund IV, L.P.(3)	November, 2007		—	324,904
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		649,506	1,442,291
Valiant Capital Partners LP (6)	July, 2009		2,717,898	2,645,299
VCFA Private Equity Partners IV, L.P.	March, 2005		1,895,552	104,139
VCFA Venture Partners V, L.P.	January, 2007		4,901,713	688,000
Voyager Capital Fund III, L.P.	May, 2007		1,685,716	1,167,194
WestView Capital Partners II, L.P. (3)	August, 2009		5,806,914	4,722,202
Real Estate (7.52% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		2,816,606	1,659,326
Florida Real Estate Value Fund, L.P. (2)(3)	October, 2010		—	339,186
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)(3)	July, 2008		13,233,727	9,525,822
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		2,389	211,235
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)(3)	February, 2008		9,542,106	8,852,907
Northwood Real Estate Co-Investors LP (2)	April, 2008		2,282,683	2,543,346
Northwood Real Estate Partners LP (2)	April, 2008		5,884,603	6,194,479
SBC US Fund II, LP (3)	June, 2011		5,526,023	3,273,260
Square Mile Partners III LP	April, 2008		3,709,702	70,534

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Relative Value (0.15% of Partners’ Capital)
King Street Capital, L.P. (6)	November, 2009		$—	$291,733
Magnetar Capital Fund LP (3)(6)	February, 2009		—	282,804
Magnetar SPV LLC (3)(6)	May, 2008		179,228	6,923
Sculptor Asia Domestic Partners, LP (2)(6)	December, 2007		1,645,428	5,109
PIPE Equity Partners, LLC (4)(5)(6)	August, 2008		17,723,154	—
PIPE Select Fund, LLC (4)(5)(6)	September, 2008		15,623,045	—
Stark Select Asset Fund, LLC (6)	July, 2010		—	76,908
Total United States			439,108,342	278,293,784
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			589,382,312	414,732,144	95.40%
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.15% of Partners’ Capital)
CRC Credit Fund Ltd. (6)	July, 2010	7,094	696,208	663,442
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			696,208	663,442
Total Passive Foreign Investment Companies			696,208	663,442	0.15%

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Private Corporations
United States
Real Estate (0.00% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.	August, 2006		8,096,132	9,078
Total Private Corporations			8,096,132	9,078	0.00%
Total Investments in Investment Funds(7)			$598,174,652	$415,404,664	95.55%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2020 were $47,763,529. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014 (See note 1).
(2)	Income producing investment.
(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund’s capital (See Note 5b).
(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital (See Note 5b).
(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2020. The total of all such investments represents 0.00% of partners’ capital.
(6)

Investment Funds classified as “Hedge Funds” in the Master Fund’s limited partnership agreement. The cost and fair value of these Investment Funds as of June 30, 2020 was $131,657,537 and $29,757,651, respectively (See note 8a).

(7)	Restricted investments as to resale.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2020
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $12,829)	$1,538,105
Interest income	96,520
Interest income from affiliated Investment Funds	162
Dividend income from affiliated Investment Funds	5,804
Total investment income	1,640,591
Expenses:
Investment Management Fees	853,390
Administration fees	151,611
Professional fees	222,445
Consulting fees	59,527
Custodian fees	29,952
Directors fees	40,263
Other expenses	66,072
Total expenses	1,423,260
Net investment income	217,331
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	3,400,629
Net realized gain (loss) from affiliated Investment Funds	2,878,646
Net realized gain (loss)	6,279,275
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(17,461,590)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(27,587,098)
Change in unrealized appreciation/depreciation	(45,048,688)
Net realized and unrealized gain (loss)	(38,769,413)
Net decrease in partners’ capital resulting from operations	$(38,552,082)

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2019 and
Six Months Ended June 30, 2020 (Unaudited)

Partners’ capital at December 31, 2018	$578,662,150
Contributions	80,762
Withdrawals	(120,231,457)
Net increase in partners’ capital resulting from operations:
Net investment income	1,073,628
Net realized gain from investments and foreign currency translations	35,864,674
Net realized gain from affiliated Investment Funds	20,540,707
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(628,788)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(25,130,663)
Net increase in partners’ capital resulting from operations	31,719,558
Partners’ capital at December 31, 2019	$490,231,013
Withdrawals	(16,943,993)
Net decrease in partners’ capital resulting from operations:
Net investment income	217,331
Net realized gain from investments and foreign currency translations	3,400,629
Net realized gain from affiliated Investment Funds	2,878,646
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(17,461,590)
Change in unrealized appreciation/depreciation from affiliated Investment Funds	(27,587,098)
Net decrease in partners’ capital resulting from operations	(38,552,082)
Partners’ capital at June 30, 2020	$434,734,938

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2020
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(38,552,082)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(1,678,899)
Proceeds from disposition of investments	10,541,778
Proceeds from return of capital of investments	12,195,719
Net realized gain from investments and foreign currency translations	(3,400,629)
Net realized gain from affiliated Investment Funds	(2,878,646)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	17,461,590
Change in unrealized appreciation/depreciation from affiliated Investment Funds	27,587,098
Change in operating assets and liabilities:
Receivable from investments sold	(579,849)
Prepaids and other assets	29,982
Investment Management Fees payable	6,871
Administration fees payable	5,217
Accounts payable and accrued expenses	92,806
Net cash provided by operating activities	20,830,956
Cash flows from financing activities:
Withdrawals	(38,143,993)
Net cash used in financing activities	(38,143,993)
Effect of exchange rate changes in cash	(4,818)
Net change in cash and cash equivalents	(17,317,855)
Cash and cash equivalents at beginning of period	36,222,542
Cash and cash equivalents at end of period	$18,904,687
Supplemental schedule of cash activity:
Cash paid for interest	$183

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements

June 30, 2020
(Unaudited)

(1)	ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from Salient Private Access Master Fund, L.P. (formerly The Endowment Master Fund, L.P., the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2020.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statements of Changes in Partners’ Capital.

(f)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements. Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2020, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2020, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1 — unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 — investments with other significant observable inputs

●	Level 3 — investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models. As of June 30, 2020, the Master Fund does not hold any investments that have to be included in the fair value hierarchy.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2020, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$67,389	$12,237	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	21,317	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Private Equity (c)	Investments in nonpublic companies.	287,648	23,859	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate (d)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	37,724	11,668	Up to 10 years	N/A	N/A	Up to 10 years

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value (e)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	$1,327	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$415,405	$47,764

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(d)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(e)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds so that the Fund may cover any funding call by Investment Funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2020:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Founders Fund III, L.P.	5.37%	Founders Fund III, L.P. makes venture capital investments in seed stage and early stage companies.	No	N/A	N/A
Founders Fund IV, L.P.	6.35%	Founders Fund IV, L.P. makes venture capital investments in seed stage and early stage companies.	No	N/A	N/A
Orchid Asia IV, L.P.	7.58%	Orchid Asia IV, L.P. is a private equity fund making growth investments in China.	No	N/A	N/A
Trustbridge Partners IV, L.P.	7.96%	Trustbridge Partners IV, L.P. is a private equity fund making growth equity and buyout investments in China.	No	N/A	N/A

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not have the right to require the Master Fund to repurchase all or any portion of an Interest at the partner’s discretion at any time. Partners may not be able to liquidate their investment other than as a result of repurchases of Interests as described below. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of June 30, 2020, the Master Fund held investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $1,678,899 and $10,541,778 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of June 30, 2020, was $598,174,652, resulting in accumulated net unrealized depreciation of ($182,769,988) consisting of $136,764,200 in gross unrealized appreciation and ($319,534,188) in gross unrealized depreciation.

(b)	AFFILIATED INVESTMENT FUNDS

At June 30, 2020, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total partners’ capital. A listing of these affiliated Investment Funds, including activity during the six months ended June 30, 2020, is shown below:

Affiliated Investment Funds	Shares 12/31/2019	Shares 6/30/20	Beginning Fair Value 12/31/2019	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 6/30/20	Dividend and Interest Income
Ownership exceeds 5% of the Investment Fund’s Capital:
BDCM Partners I, L.P.			$12,527,701	$—	$—	$—	$296,652	$12,824,353	$—
CX Partners Fund Ltd.			14,204,494	70,371	(1,390,702)	859,676	(7,316,807)	6,427,032	5,804
Dace Ventures I, LP			820,343	14,968	—	—	(64,161)	771,150	—
EnCap Energy Infrastructure TE Feeder, L.P.			1,731,136	—	—	—	(323,060)	1,408,076	—
Florida Real Estate Value Fund, L.P.			1,242,989	—	(924,393)	924,393	(903,803)	339,186	—

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

Affiliated Investment Funds	Shares 12/31/2019	Shares 6/30/20	Beginning Fair Value 12/31/2019	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Ending Fair Value 6/30/20	Dividend and Interest Income
Fortelus Special Situations Fund Ltd.			$3,735,494	$—	$—	$—	$(1,236,679)	$2,498,815	$—
Garrison Opportunity Fund LLC			535,176	—	—	—	18,361	553,537	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			12,293,952	—	—	—	(2,768,130)	9,525,822	—
Harbinger Capital Partners Fund I, L.P.			3,897,674	—	—	—	(2,634,318)	1,263,356	—
HealthCor Partners Fund, L.P.			4,946,009	5,981	—	—	(846,936)	4,105,054	162
LC Fund IV, L.P.			6,137,240	375,407	(6,528,232)	1,071,713	(86,566)	969,562	—
Magnetar Capital Fund LP			298,977	—	—	—	(16,173)	282,804	—
Magnetar SPV LLC			12,849	—	—	—	(5,926)	6,923	—
Midstream & Resources Follow-On Fund, L.P.			2,991,493	—	—	—	(3,596)	2,987,897	—
Monsoon Infrastructure & Realty Co-Invest, L.P.			10,168,744	—	—	—	(1,315,837)	8,852,907	—
Private Equity Investment Fund IV, L.P.			438,588	—	(35,175)	22,864	202,438	628,715	—
Private Equity Investment Fund V, L.P.**			18,896,542	—	—	—	753,895	19,650,437	—
Quantum Parallel Partners V, LP			27,737,369	—	—	—	(9,538,542)	18,198,827	—
Saints Capital VI, L.P.			2,639,406	—	(182,127)	—	(81,164)	2,376,115	—
SBC US Fund II, LP			5,339,620	52,917	(264,473)	—	(1,854,804)	3,273,260	—
TPF II-A, L.P.			865,637	—	—	—	(1,333)	864,304	—
Trivest Fund IV, L.P.			409,415	—	—	—	(84,511)	324,904	—
Trustbridge Partners III, L.P.			13,687,561	—	—	—	1,097,513	14,785,074	—
Tuckerbrook SB Global Distressed Fund I, L.P.			1,475,017	—	—	—	(32,726)	1,442,291	—
Westview Capital Partners II, L.P.			4,841,083	38,894	—	—	(157,775)	4,722,202	—
Total			151,874,509	558,538	(9,325,102)	2,878,646	(26,903,988)	119,082,603	5,966
Ownership exceeds 25% of the Investment Fund’s Capital:
Credit Distressed Blue Line Fund, L.P.			2,910,904	—	—	—	(500,029)	2,410,875	—
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	297,010	—	—	—	(183,081)	113,929	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			3,207,914	—	—	—	(683,110)	2,524,804	—
Total Affiliated Investment Funds			$155,082,423	$558,538	$(9,325,102)	$2,878,646	$(27,587,098)	$121,607,407	$5,966

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off- balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fees incurred for the six months ended June 30, 2020, was $151,611.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.40% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

In addition, effective April 1, 2019, the Investment Management Fee will not be charged on any Investment Fund classified as a “Hedge Fund” (as defined in the Master Fund’s Limited Partnership Agreement and disclosed on the Schedule of Investments), with any such Hedge Fund remaining in the Master Fund’s portfolio at that time being excluded from the calculation.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2020, $853,390 was incurred for Investment Management Fees.

(b)	EXPENSE LIMITATION AGREEMENT

Pursuant to the Master Fund’s limited partnership agreement there is an expense limitation in which the Adviser contractually agreed to limit total annualized expenses of the Master Fund, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business (the “Expense Limitation”).

Under the Expense Limitation, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual Expense Limitation rate that was in effect at the time of such waiver or reimbursement. For the six months ended June 30, 2020, no such expense waiver or recoupment has been incurred by the Master Fund.

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net investment income to average partners’ capital (1)	0.10%	0.20%	0.15%	0.30%	0.23%	0.58%
Expenses to average partners’ capital (1),(2)	0.63%	0.60%	0.61%	0.86%	0.83%	0.90%
Portfolio Turnover	0.38%	2.00%	1.51%	2.45%	4.08%	8.38%
Internal rate of return since inception (3)	3.15%	3.59%	2.91%	3.84%	4.72%	5.05%
Total Return (4)	(8.05)%	6.10%	(2.44)%	4.77%	1.05%	3.40%
Partners’ capital, end of period (000’s)	$434,735	$490,231	$578,662	$730,118	$868,247	$994,679

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of June 30, 2020 (the residual value).

(4)	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

(10)	SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2020.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information

June 30, 2020
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000 paid quarterly, a fee of $850 per informal Board meeting, a fee of $425 per telephonic Board meeting, annual fees of $708, $708 and $1,063 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $2,550, $2,550 and $3,400 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2020.

Asset Class (1)	Fair Value	%
Energy	$67,389,197	16.22
Event-Driven	21,316,778	5.13
Private Equity	287,647,895	69.25
Real Estate	37,723,875	9.08
Relative Value	1,326,919	0.32
Total Investments	$415,404,664	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2020
(Unaudited)

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 31, 2020, the Master Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-PORT’s and Form N-Q’s are available on the SEC’s website at http://www.sec.gov. The Master Fund’s Form N-PORT’s and Form N-Q’s may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

Privacy Policy of

Salient Private Access Master Fund, L.P., Salient Private Access Registered Fund, L.P., Salient Private Access TEI Fund, L.P., Salient Private Access Institutional Fund, L.P., The Endowment PMF Master Fund, L.P., PMF Fund, L.P. and PMF TEI Fund, L.P. (collectively, the “Funds”)

The Funds recognize how important it is for you to feel confident in the knowledge that your personal financial information is secure. It is our policy to safeguard any personal and financial information that you may entrust to us. The following is a description of the Funds’ policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about you, including, but not limited to, your name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from you, and from personal conversations.

We receive information about your transactions with us, including, but not limited to, your account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Funds’ service providers, including the Funds’ general partner, investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law.

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

If your investment relationship with the Funds involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by them with nonaffiliated third parties.

Regards,

Paul A. Bachtold
Compliance Officer

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Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PMF TEI Fund, L.P.

By (Signature and Title)	/s/ William K. Enszer
William K. Enszer
Principal Executive Officer

Date:	9/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William K. Enszer
William K. Enszer
Principal Executive Officer

Date:	9/8/2020

By (Signature and Title)	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date:	9/8/2020